Mar. 01, 2018

J.P. MORGAN FUNDS

JPMorgan Opportunistic Equity Long/Short Fund

(Class R5 Shares)

(a series of JPMorgan Trust I)

Supplement dated June 29, 2018

to the Prospectus and Summary Prospectus dated March 1, 2018

Effective July 1, 2018, the Annual Fund Operating Expenses and Example tables in the “Risk/Return Summary” section relating to the Class R5 Shares of the JPMorgan Opportunistic Equity Long/Short Fund (the “Fund”) will be deleted in their entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R5
Management Fees	1.20%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	2.25
Dividend Expense on Short Sales	0.59
Service Fees	0.10 [1]
Remainder of Other Expenses	1.56
Acquired Fund Fees and Expenses	0.04

Total Annual Fund Operating Expenses	3.49
Fee Waivers and Expense Reimbursements[2]	(1.44)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	2.05

1	“Service Fees have been restated to reflect current fees.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.45% of the average daily net assets of Class R5 shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES ($)	208	938	1,689	3,670

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE